COMMITMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [abstract]
Disclosure of commitments [text block]
Thousands

of U.S. dollars
2020 2021
Guarantees
Financial, labor

-related,

tax and rental

transactions

119,356 126,184
Contractual

obligations

187,962 150,796
Other

85 157
Total 307,403 277,137
30) COMMITMENTS
We

do not

have any

off-balance

sheet

arrangements

other than

short

-term or

low-value

leases

(already

disclosure)

and

guarantees.

The
following

table

shows

the

decrease

in

the

number

of the

customer

performance

guarantees

we have

provided

to

third

parties

for

the

indicated
periods, in

connection

with

agreements

under which

we provide

our

services and

as part

of our

ordinary course

of business.

Of these guarantees,
as of December

2021 the majority

relate to commercial

purposes,

financial and rental

activities,

the bulk

of the remaining

guarantees

relates to tax
and labor related

procedures.

The Company’s

directors consider

that no contingencies

will arise from these guarantees

in addition to those

already
recognized.

There

has

not

been any

material

instance

of

a guarantee,

outside

of

the ordinary

course

of

the

business,

being drawn

upon

for

the
periods

indicated, nor does

management

anticipate any liability

as a result

of a draw

upon a guarantee

in the future.
Guarantees
As

of December

31,

2020

and

2021,

the

Atento

Group

has

guarantees

to

third

parties

of

307,403

thousand

U.S. dollars

and

277,137
thousand

U.S. dollars, respective

ly.
The transactions

guaranteed

and their respective

amounts at

December

31, 2020 and

2021 are

as follow:
The Company’s

directors

do not believe

that any contingencies

will arise from these

guarantees

other than those

already

recognized.

The

breakdown

shown

in

the

table

above

relates

to

guarantees

extended

by

Atento

Group

companies,

classified

by

purpose.

Of these
guarantees,

the majority

relate to

commercial

purposes

and rental activities,

the remaining

guarantees

relates to tax

and labor

proceedings.